CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Cash and bank balances	$ 278,722	$ 62,426
Time deposits	217	295
TOTAL	$ 278,939	$ 62,721	$ 77,606	$ 52,525